Prepaid and Other Current Assets	6 Months Ended
Jun. 30, 2026
Prepaid and Other Current Assets [Abstract]
PREPAID AND OTHER CURRENT ASSETS
4 –	PREPAID AND OTHER CURRENT ASSETS

Prepaid and other current assets consist of the following:

	June 30,	December 31,
	2026	2025
Prepaid expenses	$1,480,874	$487,471
Accrued interest receivable	66,548	-
Contract commitment and other current assets	5,320,951	258,901
Total prepaid and other current assets	$6,868,373	$746,372